Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Potentially Dilutive Securities Not Included in Calculation of Diluted Loss Per Share

The table below provides potentially dilutive securities in equivalent common shares not included in the Company’s calculation of diluted loss per share because to do so would be antidilutive:

	September 30, 2020	September 30, 2019
Options to purchase common stock	3,531,577	2,571,297
Restricted stock units	1,194,077	316,481
Common stock warrant	400,160	—
Series A Preferred Stock	—	13,213,254
Series A-1 Preferred Stock	—	—
Series B Preferred Stock	—	10,187,272
Series B Preferred Stock Purchase Warrant	—	294,299

Total	5,125,814	26,582,603

The table below provides potentially dilutive securities in equivalent common shares not included in the Company’s calculation of diluted loss per share because to do so would be antidilutive:

	Year Ended December 31,
	2018	2019
Series A Preferred Stock	13,213,254	13,213,254
Series A-1 Preferred Stock	4,810,649	—
Series B Preferred Stock	2,292,700	16,488,731
Series B Preferred Stock Purchase Warrant	229,270	359,699
Options to purchase common stock	2,537,299	2,561,866
Restricted stock units	85,801	322,608

Total	23,168,973	32,946,158

Summary of Basic and Diluted Net Loss Per Common Share

The following table sets forth the computation of the Company’s basic and diluted net loss per common share (unaudited) (in thousands, except share and per share data):

Year Ended December 31, 2019
(unaudited)
Numerator:
Net loss used in computing net loss per share, basic and diluted	$(228,827)
Pro forma adjustments to remove dividend paid to preferred stockholders	3,652
Pro forma adjustments to remove stock dividend on exchange of Series A-1 for Series B Preferred Stock	27,637
Pro forma adjustments to remove stock dividend on Series B Preferred Stock	49,501

Net loss used in computing pro forma net loss per share, basic and diluted	$(148,037)

Denominator:
Shares used in computing net loss per share, basic and diluted	4,882,662

Pro forma adjustments to reflect assumed conversion of preferred stock	22,032,758
Pro forma adjustments to reflect assumed conversion of vested restricted stock units	46,025

Shares used in computing pro forma net loss per share, basic and diluted	26,961,445

Pro forma basic and diluted net loss per share	$(5.49)